Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Key Management Personnel

Key management personnel are persons responsible for planning, directing and controlling activities of an entity, and include executive and non-executive directors. Compensation provided to key management is as follows:

	2018	2017
Short-term employee benefits, including salaries and fees	$437	$417
Professional fees	343	234
Share-based payments	1,448	899
	$2,228	$1,550